NOTE 8 (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Details
Series A Preferred Stock Issued	3,255
Series A Preferred Stock Issued - Aggregate	3,831,576
Series A Initial Conversion Rate Shares of Common Stock	1,177
Series B Preferred Stock Issued	2,146
Series B Preferred Stock Issued - Aggregate	2,525,842
Series B Initial Conversion Rate Shares of Common Stock	1,177
Series C Preferred Stock Issued	5,000
Series C Preferred Stock Issued - Aggregate	4,000,000
Series C Initial Conversion Rate Shares of Common Stock	800
Convertible Preferred Stock Series C Issued	1,621	[1],[2],[3]	3,380	[1],[2],[3]
Accrued dividends	$ 796,181		$ 1,353,961		$ 861,872
Stock Issued During Period, Value, Stock Dividend	$ 1,025,404		$ 0

[1]	par value $0.10
[2]	Series C
[3]	$1,000 per share